Equity instruments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Instruments
Balance at the beginning of the fiscal year	R$ 19,633	R$ 15,953	R$ 33,493
Additions/Disposals (Net)	72,730	3,680	(17,540)
Balance at the end of the fiscal year	R$ 92,363	R$ 19,633	R$ 15,953